Stockholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Underlying Stock Options Outstanding

The following is a summary of information about the Stock Options outstanding at December 31, 2023.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
	Underlying	Remaining	Average	Underlying	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price
$1.60 – 6.00	169,304	7.4 years	$3.47	79,926	$4.59

Schedule of Stock Options Outstanding Activity

The following is a summary of activity of outstanding stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2021	-	$-
Options granted	108,404	4.125
Balance, December 31, 2022	108,404	4.125
Options granted	118,500	3.194
Options canceled	(57,600)	(4.125)
Balance, December 31, 2023	169,304	$3.639

Exercisable, December 31, 2023	79,926	$4.594

Schedule of Warrants to Purchase Common Stock Outstanding

The following is a summary of information about our warrants to purchase common stock outstanding at December 31, 2023.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price
$6.00-$7.50	477,251	6.65 years	$6.83	477,251	$6.83

Schedule of Weighted-Average Assumptions Used for Grants Under the Fixed Option Plan

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2023	2022
Average risk-free interest rates	4.04%	2.68%
Average expected life (in years)	6.34	5.00
Volatility	54.4%	34.5%

Schedule of Outstanding Common Stock Warrants

The following is a summary of activity of outstanding common stock warrants, as retrospectively presented pursuant to the amendment on March 7, 2022:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2021	343,413	$6.77
Warrants granted	21,728	7.50
Balance, December 31, 2022	365,141	6.81
Warrants granted	112,110	6.88
Balance, December 31, 2023	477,251	$6.83

Exercisable, December 31, 2023	477,251	$6.83

Schedule of Deferred Tax Asset

The components of the Company’s deferred tax asset are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$1,680,000	$932,400

Net deferred tax assets before valuation allowance	$1,680,000	$932,400
Less: Valuation allowance	(1,680,000)	(932,400)
Net deferred tax assets	$-	$-